Consolidated statements of operations and comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues
Management fees	$ 103,909	$ 72,916
Carried interest and performance fees	12,235	10,075
Commissions	45,266	27,459
Finance income	3,535	3,956
Gain (loss) on investments	(1,883)	5,109
Other income	1,583	2,261
Total revenues	164,645	121,776
Expenses
Compensation	76,721	57,589
Trailer, sub-advisor and other fees	9,745	2,643
Selling, general and administrative	14,697	11,099
Interest expense	1,161	1,237
Amortization of intangibles	930	869
Depreciation of property and equipment	3,622	3,183
Other expenses (credits)	12,579	10,494
Total expenses	119,455	87,114
Income before income taxes for the period	45,190	34,662
Provision for income taxes	12,005	7,684
Net income for the period	$ 33,185	$ 26,978
Net income per share:
Basic (in USD per share)	$ 1.33	$ 1.10
Diluted (in USD per share)	$ 1.28	$ 1.05
Comprehensive income [abstract]
Net income for the period	$ 33,185	$ 26,978
Other comprehensive income (loss)
Foreign currency translation gain (loss) (taxes of $Nil)	1,043	5,608
Total other comprehensive income (loss)	1,043	5,608
Comprehensive income	$ 34,228	$ 32,586